Vessels under construction (Details1)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2015	Dec. 31, 2015 DWT	Dec. 31, 2014 DWT
Vessels under construction
DWT		562,200	1,706,800	765,600
Kamsarmax
Vessels under construction
DWT			902,000
Kamsarmax | Kamsarmax Hull 1092 - TBN SBI Rock | Jiangsu Yangzijiang Shipbuilding Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-16
Kamsarmax | Kamsarmax Hull 1093 - TBN SBI Twist | Jiangsu Yangzijiang Shipbuilding Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q2-16
Kamsarmax | Kamsarmax Hull S1229 - TBN SBI Carioca | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Kamsarmax | Kamsarmax Hull S1724A - TBN SBI Sousta | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-16
Kamsarmax | Kamsarmax Hull S1725A - TBN SBI Reggae | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-16
Kamsarmax | Kamsarmax Hull S1726A - TBN SBI Zumba | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-16
Kamsarmax | Kamsarmax Hull S1231 - TBN SBI Macarena | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q2-16
Kamsarmax | Kamsarmax Hull S1735A - TBN SBI Parapara | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-16
Kamsarmax | Kamsarmax Hull S1736A - TBN SBI Mazurka | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q2-16
Kamsarmax | Kamsarmax Hull S1230 - TBN SBI Lambada | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q1-16
Kamsarmax | Kamsarmax Hull S1232 - TBN SBI Swing | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q3-16
Kamsarmax | Kamsarmax Hull S1233 - TBN SBI Jive | Hudong-Zhonghua (Group) Co., Ltd. [Member]
Vessels under construction
DWT			82,000
Expected Delivery Date	Q3-16
Ultramax Vessel
Vessels under construction
DWT			804,800
Ultramax Vessel | Ultramax Hull 1907 - TBN SBI Hera | Mitsui Engineering & Shipbuilding Co., Ltd. [Member]
Vessels under construction
DWT			60,200
Expected Delivery Date	Q2-16
Ultramax Vessel | Ultramax Hull 1906 - TBN SBI Zeus | Mitsui Engineering & Shipbuilding Co., Ltd. [Member]
Vessels under construction
DWT			60,200
Expected Delivery Date	Q2-16
Ultramax Vessel | Ultramax Hull 1911 - TBN SBI Poseidon | Mitsui Engineering & Shipbuilding Co., Ltd. [Member]
Vessels under construction
DWT			60,200
Expected Delivery Date	Q2-16
Ultramax Vessel | Ultramax Hull 1912 - TBN SBI Apollo | Mitsui Engineering & Shipbuilding Co., Ltd. [Member]
Vessels under construction
DWT			60,200
Expected Delivery Date	Q2-16
Ultramax Vessel | Ultramax Hull S-A098 - TBN SBI Achilles | Imabari Shipbuilding Co., Ltd. [Member]
Vessels under construction
DWT			61,000
Expected Delivery Date	Q1-16
Ultramax Vessel | Ultramax Hull S-A090 - TBN SBI Hermes | Imabari Shipbuilding Co., Ltd. [Member]
Vessels under construction
DWT			61,000
Expected Delivery Date	Q1-16
Ultramax Vessel | Ultramax Hull NE194 - TBN SBI Hyperion | Nantong COSCO KHI Ship Engineering Co. Ltd. [Member]
Vessels under construction
DWT			61,000
Expected Delivery Date	Q2-16
Ultramax Vessel | Ultramax Hull NE195 - TBN SBI Tethys | Nantong COSCO KHI Ship Engineering Co. Ltd. [Member]
Vessels under construction
DWT			61,000
Expected Delivery Date	Q2-16
Ultramax Vessel | Ultramax Hull CX0653 - TBN SBI Hercules | Chengxi Shipyard Co. Ltd. [Member]
Vessels under construction
DWT			64,000
Expected Delivery Date	Q1-16
Ultramax Vessel | Ultramax Hull CX0627 - TBN SBI Perseus | Chengxi Shipyard Co. Ltd. [Member]
Vessels under construction
DWT			64,000
Expected Delivery Date	Q1-16
Ultramax Vessel | Ultramax Hull CX0655 - TBN SBI Samson | Chengxi Shipyard Co. Ltd. [Member]
Vessels under construction
DWT			64,000
Expected Delivery Date	Q2-16
Ultramax Vessel | Ultramax Hull CX0613 - TBN SBI Phoebe | Chengxi Shipyard Co. Ltd. [Member]
Vessels under construction
DWT			64,000
Expected Delivery Date	Q3-16
Ultramax Vessel | Ultramax Hull CX0656 - TBN SBI Phoenix | Chengxi Shipyard Co. Ltd. [Member]
Vessels under construction
DWT			64,000
Expected Delivery Date	Q2-16